Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Contractual Service Margin by Transition Method (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	€ 177,262
Closing net balance	188,233	€ 177,262
Investment Contract With Discretionary Participation Features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	0
Changes in estimates that adjust CSM	0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts issued: non-onerous	0
Earnings released from contractual service margin	0
Insurance finance income / (expense)	0
Cash flow - contracts disposed	0
Net exchange differences	0
Other	0
Closing net balance	0	0
MRA [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	1,557	1,836
Changes in estimates that adjust CSM	(26)	(40)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts issued: non-onerous	0
Earnings released from contractual service margin	(174)	(191)
Insurance finance income / (expense)	5	8
Cash flow - contracts disposed	0
Net exchange differences	95	(57)
Other	0	1
Closing net balance	1,457	1,557
MRA [member] | Investment Contract With Discretionary Participation Features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	0
Changes in estimates that adjust CSM	0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts issued: non-onerous	0
Earnings released from contractual service margin	0
Insurance finance income / (expense)	0
Cash flow - contracts disposed	0
Net exchange differences	0
Other	0
Closing net balance	0	0
MRA [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	0	1
Changes in estimates that adjust CSM	0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts issued: non-onerous	0
Earnings released from contractual service margin	0
Insurance finance income / (expense)	0
Cash flow - contracts disposed	0
Net exchange differences	0
Other	0
Closing net balance	0	0
FVA [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	4,000	4,673
Changes in estimates that adjust CSM	523	(105)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts issued: non-onerous	0
Earnings released from contractual service margin	(492)	(498)
Insurance finance income / (expense)	146	159
Cash flow - contracts disposed	43	(59)
Net exchange differences	270	(128)
Other	5	(42)
Closing net balance	4,494	4,000
FVA [member] | Investment Contract With Discretionary Participation Features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	180	72
Changes in estimates that adjust CSM	76	121
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts issued: non-onerous	0
Earnings released from contractual service margin	(33)	(17)
Insurance finance income / (expense)	0
Cash flow - contracts disposed	0
Net exchange differences	10	2
Other	0	1
Closing net balance	233	180
FVA [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	(149)	(129)
Changes in estimates that adjust CSM	192	11
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	(46)	4
New contracts issued: non-onerous	0
Earnings released from contractual service margin	18	9
Insurance finance income / (expense)	(25)	(21)
Cash flow - contracts disposed	34
Net exchange differences	(2)	6
Other	5	(30)
Closing net balance	28	(149)
Others [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	2,568	2,420
Changes in estimates that adjust CSM	(48)	(32)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts issued: non-onerous	546	473
Earnings released from contractual service margin	(292)	(264)
Insurance finance income / (expense)	74	57
Cash flow - contracts disposed	0
Net exchange differences	164	(17)
Other	0	(68)
Closing net balance	3,013	2,568
Others [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	227	21
Changes in estimates that adjust CSM	(30)	(14)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	(1)	2
New contracts issued: non-onerous	9	283
Earnings released from contractual service margin	(32)	(34)
Insurance finance income / (expense)	13	8
Cash flow - contracts disposed	0
Net exchange differences	14	(5)
Other	9	(33)
Closing net balance	208	227
Total CSM [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	8,124	8,929
Changes in estimates that adjust CSM	448	(176)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts issued: non-onerous	546	473
Earnings released from contractual service margin	(958)	(952)
Insurance finance income / (expense)	225	223
Cash flow - contracts disposed	43	(59)
Net exchange differences	529	(203)
Other	6	(110)
Closing net balance	8,964	8,124
Total CSM [member] | Investment Contract With Discretionary Participation Features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	180	72
Changes in estimates that adjust CSM	76	121
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts issued: non-onerous	0
Earnings released from contractual service margin	(33)	(17)
Insurance finance income / (expense)	0
Cash flow - contracts disposed	0
Net exchange differences	10	2
Other	0	1
Closing net balance	233	180
Total CSM [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	78	(107)
Changes in estimates that adjust CSM	163	(4)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	(46)	6
New contracts issued: non-onerous	9	283
Earnings released from contractual service margin	(14)	(26)
Insurance finance income / (expense)	(12)	(13)
Cash flow - contracts disposed	34
Net exchange differences	12	2
Other	14	(63)
Closing net balance	€ 237	€ 78